Land, Buildings, Equipment, Other Depreciable Assets, and Right-Of-Use Assets (Summary of Land, Buildings, Equipment, and Other Depreciable Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	$ 6,039
Balance at end of year	6,015	$ 6,039
Land, buildings, equipment, other depreciable assets, and right-of-use assets	10,132	9,837
Gross carrying amount [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	9,920	9,581
Additions	989	1,216
Disposals	(146)	(338)
Fully depreciated assets	(786)	(625)
Foreign currency translation adjustments and other	(211)	86
Balance at end of year	9,766	9,920
Accumulated depreciation and impairment/losses [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	3,881	3,989
Depreciation charge for the year	774	735
Disposals	(138)	(313)
Impairment losses	29	19
Fully depreciated assets	(786)	(625)
Foreign currency translation adjustments and other	(9)	76
Balance at end of year	3,751	3,881
Land [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	925
Balance at end of year	853	925
Land, buildings, equipment, other depreciable assets, and right-of-use assets	1,453	1,558
Land [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	925	919
Additions	0	0
Disposals	0	0
Fully depreciated assets	0	0
Foreign currency translation adjustments and other	(72)	6
Balance at end of year	853	925
Land [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	0	0
Depreciation charge for the year	0	0
Disposals	0	0
Impairment losses	0	0
Fully depreciated assets	0	0
Foreign currency translation adjustments and other	0	0
Balance at end of year	0	0
Buildings [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	1,708
Balance at end of year	1,698	1,708
Land, buildings, equipment, other depreciable assets, and right-of-use assets	5,174	4,826
Buildings [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	2,787	2,555
Additions	173	216
Disposals	(5)	(9)
Fully depreciated assets	(46)	(22)
Foreign currency translation adjustments and other	(153)	47
Balance at end of year	2,756	2,787
Buildings [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	1,079	992
Depreciation charge for the year	100	93
Disposals	(2)	(9)
Impairment losses	1	0
Fully depreciated assets	(46)	(22)
Foreign currency translation adjustments and other	(74)	25
Balance at end of year	1,058	1,079
Computer equipment [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	452
Balance at end of year	409	452
Land, buildings, equipment, other depreciable assets, and right-of-use assets	450	499
Computer equipment [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	851	917
Additions	167	153
Disposals	(42)	(65)
Fully depreciated assets	(226)	(143)
Foreign currency translation adjustments and other	(13)	(11)
Balance at end of year	737	851
Computer equipment [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	399	418
Depreciation charge for the year	176	179
Disposals	(42)	(62)
Impairment losses	21	11
Fully depreciated assets	(226)	(143)
Foreign currency translation adjustments and other	0	(4)
Balance at end of year	328	399
Furniture fixtures, and other depreciable assets [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	900
Balance at end of year	1,000	900
Land, buildings, equipment, other depreciable assets, and right-of-use assets	1,000	900
Furniture fixtures, and other depreciable assets [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	1,567	1,511
Additions	328	362
Disposals	(92)	(137)
Fully depreciated assets	(167)	(171)
Foreign currency translation adjustments and other	6	2
Balance at end of year	1,642	1,567
Furniture fixtures, and other depreciable assets [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	667	787
Depreciation charge for the year	198	165
Disposals	(90)	(134)
Impairment losses	5	7
Fully depreciated assets	(167)	(171)
Foreign currency translation adjustments and other	29	13
Balance at end of year	642	667
Leasehold improvements [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	2,054
Balance at end of year	2,055	2,054
Land, buildings, equipment, other depreciable assets, and right-of-use assets	2,055	2,054
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	3,790	3,679
Additions	321	485
Disposals	(7)	(127)
Fully depreciated assets	(347)	(289)
Foreign currency translation adjustments and other	21	42
Balance at end of year	3,778	3,790
Leasehold improvements [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	1,736	1,792
Depreciation charge for the year	300	298
Disposals	(4)	(108)
Impairment losses	2	1
Fully depreciated assets	(347)	(289)
Foreign currency translation adjustments and other	36	42
Balance at end of year	$ 1,723	$ 1,736